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                                      1999

                                 ANNUAL REPORT

                                October 31, 1999

                                 TD Waterhouse
                                     Dow 30
                                      Fund


                                     [LOGO]


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                                            TD WATERHOUSE TRUST
                                   BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


TRUSTEES                                                                           EXECUTIVE OFFICERS
GEORGE F. STAUDTER                        CAROLYN B. LEWIS                         GEORGE A. RIO*
Director of Koger Equity, Inc.            President of                             President, Treasurer
Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

RICHARD W. DALRYMPLE                      LAWRENCE J. TOAL                         CHRISTOPHER J. KELLEY*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of                Vice President and Secretary
                                          Dime Bancorp, Inc.

*Affiliated person of the Distributor



                                     TD WATERHOUSE ASSET MANAGEMENT, INC.
                                BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS
LAWRENCE M. WATERHOUSE, JR.               FRANK J. PETRILLI                        RICHARD H. NEIMAN
Chairman                                  Chairman, President and                  Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


SENIOR OFFICERS
DAVID A. HARTMAN                          B. KEVIN STERNS                          MICHELE R. TEICHNER
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer      Operations & Compliance
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
                                                   SERVICE PROVIDERS

           INVESTMENT MANAGER                        TRANSFER AGENT                 INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.       National Investors Services Corp.         Ernst & Young LLP
            100 Wall Street                          55 Water Street                 787 Seventh Avenue
          New York, NY 10005                       New York, NY 10041                New York, NY 10019

            ADMINISTRATOR &                             CUSTODIAN                       LEGAL COUNSEL
         SHAREHOLDER SERVICING                    The Bank of New York             Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.               100 Church Street                   Friedman, LLP
            100 Wall Street                        New York, NY 10286               405 Lexington Avenue
          New York, NY 10005                                                         New York, NY 10174
      Customer Service Department                      DISTRIBUTOR
            1-800-934-4448                       Funds Distributor, Inc.
                                                     60 State Street
                                                    Boston, MA 02109


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                            TD WATERHOUSE DOW 30 FUND


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to provide you with the annual report for the TD  Waterhouse  Dow
30 Fund (the "Fund") for the fiscal year ended  October 31, 1999.  The Dow Jones
Industrial  Average/SM  ("DJIA"/SM)  rose from  8,592.10  on October 31, 1998 to
10,729.86  on  October  31,  1999.  The DJIA  roared  past the 9,000 and  10,000 barriers for the first time ever,  and even crossed above 11,000  several times, peaking at 11,325 in late August before bottoming at 10,020 in mid-October. On a total return basis, which includes reinvested  dividends,  the annual return for the DJIA was  +26.97%.  Your  Fund had a total  return  for the same  period  of
+26.72%, after expenses.  Since the investment objective of the Fund is to match the  performance  of the DJIA before Fund  expenses,  we are pleased  with these results.  As with any  investment,  past  performance  is no guarantee of future results and there is no guarantee that the Fund's  investment  objective will be achieved in the future.  We will continue to work diligently  seeking to achieve the  objective of the Fund and to provide our  shareholders  with an  investment vehicle designed to closely emulate the performance of the DJIA.

                                   [GRAPHIC]
   In the printed version of the document, a line graph appears which depicts the following plot points:

                 3/30/98     4/30/98     5/31/98     6/30/98     7/31/98      8/31/98         9/30/98
Dow 30 Fund   $10,000.00  $10,324.82  $10,162.94  $10,234.98  $10,161.24   $ 8,646.34      $ 9,008.32
DIJA Index    $10,000.00  $10,328.48  $10,170.18  $10,245.24  $10,171.23   $ 8,652.88      $ 9,014.46

                10/31/98    11/30/98    12/31/98     1/31/99     2/28/99      3/31/99         4/30/99
Dow 30 Fund    $9,874.30  $10,503.96  $10,592.72  $10,802.14  $10,768.08  $ 11,338.80      $12,505.09
DIJA Index     $9,879.56  $10,507.42  $10,594.84  $10,803.44  $10,767.91  $ 11,336.26      $12,500.03

                 5/31/99     6/30/99     7/31/99     8/31/99     9/30/99     10/31/99
Dow 30 Fund   $12,267.22  $12,759.93  $12,399.21  $12,631.30  $12,072.40  $ 12,537.48
DIJA Index    $12,255.08  $12,747.73  $12,384.68  $12,614.08  $12,052.36  $ 12,517.46


               ---------------------------------------------------
                Dow 30 Fund Average Annual Return as of 10/31/99:
                                One Year: 26.72%
                        Since Inception (3/30/98): 15.25%
               ---------------------------------------------------

Note:  Performance  data  quoted  represents  past  performance.   As  with  all
       investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these waivers, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends, but do not include any expenses, since an index has none. It is not possible to invest in an index.

       The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




The price  performance of each of the DJIA stocks during the twelve months ended
October 31, 1999 is shown in the chart on the following page. Partially reflective of strong share price performances, eight companies in the index executed stock splits during this period. Additionally, General Motors Corp.
executed a spin-off of its Delphi Automotive unit.

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    Price                                          Price
Appreciation*   DJIA Component                  Appreciation*    DJIA Component
      74.3%     American Express Co.                  22.8%      Caterpillar Inc.

      72.5%     Citigroup Inc.                        18.8%      Minnesota Mining & Mfg Co.

      64.3%     Wal-Mart Stores, Inc.                 18.0%      The Proctor & Gamble Co.

      58.4%     Union Carbide Corp.                   17.7%      Merck & Co., Inc.

      54.9%     General Electric Co.                  13.3%      International Paper Co.

      53.3%     Alcoa Inc.                            12.7%      AT&T Corp.

      46.2%     AlliedSignal Inc.                     12.1%      E.I.  du Pont de  Nemours  and Co.

      38.9%     J.P. Morgan & Co., Inc.               12.0%      Chevron Corp.

      34.8%     General Motors Corp.                   3.9%      Exxon Corp.

      32.5%     Int'l Business Machines Corp.         -2.1%      The Walt Disney Co.

      28.5%     Johnson & Johnson                    -11.0%      Eastman Kodak Co.

      27.0%     United Technologies Corp.            -12.8%      The Coca-Cola Company

      23.4%     McDonald's Corp.                     -23.3%      The Goodyear Tire & Rubber Co.

      23.1%     Hewlett-Packard Co.                  -37.3%      Sears, Roebuck and Co.

      22.8%     The Boeing Co.                       -50.7%      Philip Morris Cos. Inc.

             (C) 1999 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent twelve month period. Performance quoted represents past performance and is not a guarantee of future results. The Fund sold the common stock of Chevron Corp., The Goodyear Tire & Rubber Co., Sears, Roebuck and Co., and Union Carbide Corp. on the last day of the fiscal year to coincide with their deletion from the DJIA effective November 1, 1999. The Fund purchased the common stock of Home Depot, Intel Corp., Microsoft Corp., and SBC Communications Inc. on the last day of the fiscal year to coincide with their addition to the DJIA effective November 1, 1999. Thus, the price appreciation for these stocks is not included here.


The U.S. stock market's performance over the Fund's most recent fiscal year was influenced by several factors. On the positive side, the stock market was buoyed by the overall strength of the economy and corporate earnings. The expansion of the U.S. economy continued to roll along, as gross domestic product ("GDP") posted growth of roughly 4.0% throughout the first nine months of 1999 on a year-over-year basis. On the negative side, tight labor markets created fears of inflationary pressures. The Federal Reserve reacted by boosting its target Fed Funds rate three times in 1999 in an effort to slow the economy and diminish the potential of a wage-related bout of inflation. Long-term interest rates rose dramatically over the period reflecting these concerns as well. Although inflation generally remains in check, it has quietly risen from 1.6% in the beginning of 1999 to roughly 2.5% recently.

Looking forward to the next twelve months, the market's direction will likely be primarily affected by interest rates, inflationary trends, corporate profits, potential Y2K issues and money investment flows. Additionally, although last year's turmoil in Asia, Latin America and other emerging markets seems to have settled down, another round of disruptions from these areas cannot be ruled out. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

Thank you for voting on the proposal to reorganize the Fund as a Delaware business trust. We appreciate your support and are pleased to let you know that this reorganization was completed on November 5, 1999. There has been no change in the day-to-day operations of the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-457-6516 or your local branch office for more information.

Sincerely,

/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.
December 8, 1999

An investment in the Fund is neither FDIC-insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.

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                                TABLE OF CONTENTS

          ------------------------------------------------------------




Schedule of Investments ......................................................6


Statement of Assets and Liabilities ..........................................7


Statement of Operations ......................................................8


Statement of Changes in Net Assets ...........................................9


Financial Highlights ........................................................10


Notes to Financial Statements ...............................................11


Report of Independent Auditors ..............................................15


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                               TD WATERHOUSE DOW 30 FUND


                                SCHEDULE OF INVESTMENTS
                                   October 31, 1999


                                                                     NUMBER OF
                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS
Alcoa Inc.                                                            79,450     $    4,826,587
AlliedSignal Inc.                                                     79,450          4,523,684
American Express Co.                                                  79,450         12,235,300
AT&T Corp.                                                            79,450          3,714,288
The Boeing Co.                                                        79,450          3,659,666
Caterpillar Inc.                                                      79,450          4,389,612
Citigroup Inc.                                                        79,450          4,300,231
The Coca-Cola Company                                                 79,450          4,687,550
E.I. du Pont de Nemours and Co.                                       79,450          5,119,559
Eastman Kodak Co.                                                     79,450          5,477,084
Exxon Corp.                                                           79,450          5,884,266
General Electric Co.                                                  79,450         10,770,441
General Motors Corp.                                                  79,450          5,581,362
Hewlett-Packard Co.                                                   79,450          5,884,266
Home Depot Inc.                                                       79,450          5,998,475
Intel Corp.                                                           79,450          6,152,409
International Business Machines Corp.                                 79,450          7,815,894
International Paper Co.                                               79,450          4,181,056
J.P. Morgan & Co., Inc.                                               79,450         10,398,019
Johnson & Johnson                                                     79,450          8,322,388
McDonald's Corp.                                                      79,450          3,277,312
Merck & Co., Inc.                                                     79,450          6,321,241
Microsoft Corp.(A)                                                    79,450          7,354,091
Minnesota Mining & Manufacturing Co.                                  79,450          7,552,716
Philip Morris Cos. Inc.                                               79,450          2,001,147
The Proctor & Gamble Co.                                              79,450          8,332,319
SBC Communications Inc.                                               79,450          4,046,984
United Technologies Corp.                                             79,450          4,806,725
Wal-Mart Stores, Inc.                                                 79,450          4,538,581
The Walt Disney Co.                                                   79,450          2,095,494
                                                                                   ------------

TOTAL COMMON STOCKS (cost $157,172,333)--99.4%                                      174,248,747
                                                                                   ------------

OTHER (cost $1,207,321)-- 0.7%
Diamonds/SM Trust, Series 1                                           11,860          1,275,506
                                                                                   ------------

REPURCHASE AGREEMENTS--0.2%
ABN AMRO Inc. (Par Value & Cost  $279,000)
~dated 10/29/99, due 11/1/99, 5.32%, in the amount of $279,123
~fully  collateralized  by $305,699 FNMA mortgage backed bond,
6.00%,
  due 10/1/29, value $284,580                                                           279,000
                                                                                   ------------

TOTAL INVESTMENTS (cost $158,658,654)--100.3%                                       175,803,253

OTHER ASSETS AND LIABILITIES, NET--(0.3%)                                              (491,808)
                                                                                   ------------

NET ASSETS--100.0%                                                                 $175,311,445
                                                                                   ============


(A)  Non-income producing security



                 Please see accompanying notes to financial statements.

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                            TD WATERHOUSE DOW 30 FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1999
ASSETS
    Investments in securities, at value (cost $158,658,654)                   $175,803,253
    Cash                                                                            31,042
    Receivable for investment securities sold                                   24,297,515
    Receivable for capital shares sold                                             575,298
    Dividends and interest receivable                                               99,518
    Due from Investment Manager (Note 3)                                            14,084
                                                                              ------------
             TOTAL ASSETS                                                      200,820,710

LIABILITIES
    Payable for investment securities purchased                                 24,905,817
    Payable for capital shares redeemed                                            512,148
    Other accrued expenses                                                          91,300
                                                                              ------------
             TOTAL LIABILITIES                                                  25,509,265
                                                                              ------------

NET ASSETS                                                                    $175,311,445
                                                                              ============

    Net assets consist of:
    Paid-in capital                                                           $155,692,173
    Accumulated net realized gains from security transactions                    2,474,673
    Net unrealized appreciation on investments                                  17,144,599
                                                                              ------------
    Net assets, at value                                                      $175,311,445
                                                                              ============

    Shares outstanding ($.0001 par value shares of beneficial interest,
    10 billion shares authorized)                                               16,340,850
                                                                              ============


    Net asset value, redemption price and offering price per share (Note 2)   $      10.73
                                                                              ============




             Please see accompanying notes to financial statements.

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                            TD WATERHOUSE DOW 30 FUND


                             STATEMENT OF OPERATIONS
                       For the Year Ended October 31, 1999
INVESTMENT INCOME
    Dividend income                                                     $  1,889,583
    Interest income                                                           28,304
                                                                        ------------

    TOTAL INVESTMENT INCOME                                                1,917,887
                                                                        ------------

EXPENSES
    Shareholder servicing fees (Note 3)                                      295,229
    Investment management fees (Note 3)                                      236,182
    Transfer agent fees (Note 3)                                              59,048
    Registration fees                                                         71,601
    Professional fees                                                         50,392
    Shareholder reports and mailing                                           41,131
    Custody fees (Note 2)                                                     29,409
    Trustees' fees and expenses                                               11,355
    Other expenses                                                            16,408
                                                                        ------------
    TOTAL EXPENSES                                                           810,755

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                             (515,324)
                                                                        ------------
    NET EXPENSES                                                             295,431
                                                                        ------------

    NET INVESTMENT INCOME                                                  1,622,456
                                                                        ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                          2,545,555
    Net change in unrealized appreciation/depreciation on investments     17,310,316
                                                                        ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                          19,855,871
                                                                        ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $ 21,478,327
                                                                        ============


             Please see accompanying notes to financial statements.

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                                                 TD WATERHOUSE DOW 30 FUND

                                            STATEMENT OF CHANGES IN NET ASSETS



                                                                            Year             Period
                                                                            Ended             Ended
                                                                         October 31,       October 31,
                                                                            1999              1998*
OPERATIONS:
   Net investment income                                               $   1,622,456    $     247,604
   Net realized gains (losses) from security transactions                  2,545,555          (68,158)
   Net change in unrealized appreciation/depreciation on investments      17,310,316         (165,717)
                                                                       -------------    -------------
Net increase in net assets from operations                                21,478,327           13,729
                                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                             (1,622,456)        (247,604)
   In excess of net investment income                                         (2,724)            (739)
                                                                       -------------    -------------
Total distributions to shareholders                                       (1,625,180)        (248,343)
                                                                       -------------    -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                             155,677,326       70,986,821
   Shares issued in reinvestment of dividends                              1,625,180          248,343
   Payments for shares redeemed                                          (64,055,262)      (8,789,496)
                                                                       -------------    -------------
Net increase in net assets from capital share transactions                93,247,244       62,445,668
                                                                       -------------    -------------

TOTAL INCREASE IN NET ASSETS                                             113,100,391       62,211,054

NET ASSETS:
   Beginning of period                                                    62,211,054               --
                                                                       -------------    -------------
   End of period                                                       $ 175,311,445    $  62,211,054
                                                                       =============    =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                            15,233,177        8,264,395
   Shares issued for dividends reinvested                                    159,759           30,046
   Shares redeemed                                                        (6,294,226)      (1,052,301)
                                                                       -------------    -------------
   Net increase in shares outstanding                                      9,098,710        7,242,140
                                                                       =============    =============

*The Fund commenced operations on March 31, 1998.



                                  Please see accompanying notes to financial statements.

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                                               TD WATERHOUSE DOW 30 FUND


                                                 FINANCIAL HIGHLIGHTS



Contained  below is per  share  operating  performance  data for a share of  beneficial  interest  outstanding,  total investment  return,  ratios to  average  net  assets  and other  supplemental  data for the  periods  indicated.  This information has been derived from the Fund's financial statements.

                                                                                 Year                       Period
                                                                                 Ended                       Ended
                                                                              October 31,                 October 31,
                                                                                 1999                        1998*

Per Share Operating Performance
   Net asset value, beginning of period                                            $8.59                        $8.78
                                                                         ---------------              ---------------

Investment Operations
   Net investment income                                                            0.14                         0.08
   Net realized and unrealized gains (losses) on investments                        2.14                        (0.19)
                                                                         ---------------              ---------------
   TOTAL FROM INVESTMENT OPERATIONS                                                 2.28                        (0.11)
   Distributions from net investment income                                        (0.14)                       (0.08)
                                                                         ---------------              ---------------
   Net asset value, end of period                                                 $10.73                       $ 8.59
                                                                         ===============              ===============



Ratios
   Ratio of net expenses to average net assets                                     0.25%                      0.25%(A)
   Ratio of net investment income to average net assets                            1.37%                      1.48%(A)
   Decrease reflected in above expense ratio due to
   waivers/reimbursements by the Investment Manager
   and its affiliates (Note 3)                                                     0.43%                      0.55%(A)

Supplemental Data
   Portfolio turnover rate                                                           47%                         8%(A)
   Total investment return                                                        26.72%(B)                 (1.19%)(B)
   Net assets, end of period                                                $175,311,445                  $62,211,054
                                                                         ===============              ===============

   Average net assets                                                       $118,399,466                  $28,460,853
                                                                         ===============              ===============


*    The Fund commenced operations on March 31, 1998.

(A)  Annualized.

(B)  Total investment  return is calculated  assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

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                            TD WATERHOUSE DOW 30 FUND


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. Formerly, TD Waterhouse Dow 30 Fund (the "Fund") was a portfolio of TD Waterhouse Family of Funds, Inc. and reorganized as portfolio of the Trust on November 5, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "Act"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. On September 20, 1999, the Fund changed its name from Waterhouse Dow 30 Fund to its present name. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial Average/SM before Fund expenses. The Fund commenced operations on March 31, 1998. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations. Allocation of Trust and, formerly TD Waterhouse Family of Funds, Inc. expenses are made on a pro rata basis for expenses incurred on behalf of all portfolios.

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                                                                              11

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                            TD WATERHOUSE DOW 30 FUND


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999
                                   (CONTINUED)


Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Reclassification of Capital Components -- As of October 31, 1999, the following reclassification was made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                    Accumulated                   Accumulated Net
                 Undistributed Net             Realized Gain/(Loss)
                 Investment Income                on Investments
               --------------------           ----------------------

                      $3,463                         $(2,724)


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER
Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager currently anticipates that it will limit the Fund's overall expense ratio to no more than 0.25%. For the year ended October 31, 1999, the Investment Manager voluntarily waived its entire investment management fee of $236,182 and reimbursed the Fund $56,405 for other operating expenses.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay TD Waterhouse, a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 1999, TD Waterhouse voluntarily waived $172,136 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the year ended October 31, 1999, the Transfer Agent voluntarily waived $50,601 of its transfer agent fee for the Fund.

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999
                                   (CONTINUED)


Each Trustee who is not an "interested person" ("independent Trustee") as defined in the Act, who serves on the Board of Trustees/Directors of one or more portfolios in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $12,000, payable quarterly.

2. a supplemental annual retainer of $5,000, if serving on the Board of Trustees/Directors of more than one company in the Fund Complex, and

3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the year ended October 31, 1999.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than  short-term   investments,   amounted  to   $148,178,844   and  $54,733,558
respectively, for the year ended October 31, 1999.

The cost of portfolio investments for Federal income tax purposes was $159,238,519 as of October 31, 1999. Accordingly, the Fund had net unrealized appreciation for Federal income tax purposes aggregating $16,564,734, consisting of $19,659,714 gross unrealized appreciation and $3,094,980 gross unrealized depreciation. The difference between the Federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.


NOTE 5 -- SHAREHOLDER MEETING (UNAUDITED)

At a Special Meeting of Shareholders on October 20, 1999, shareholders of the Fund voted in favor of reorganizing the Fund into a Delaware business trust. A summary of the resulting votes is presented below.

             For             Against          Abstain           Total
         ----------        ---------        ---------        ----------
          7,404,529          171,745          283,696         7,859,970

The Fund reorganized as a portfolio of the Trust on November 5, 1999.


NOTE 6 -- FEDERAL TAX INFORMATION (UNAUDITED)

As requested by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid, (if any), for the 1999 calendar year early in 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999
                                   (CONTINUED)


NOTE 7 -- SUBSEQUENT EVENT

On December 3, 1999, the Fund paid a capital gain distribution to shareholders of record on December 2, 1999 in the amount of $0.18 per share (the short-term capital gain distribution was $0.08 per share and the long-term capital gain distribution was $0.10 per share). On the same day, the Fund declared a reverse share split with a factor of 0.983262 in order to restore the Fund's net asset value per share to at or near .001 (or 1/1000) of the closing value of the Dow Jones Industrial Average.


--------------------------------------------------------------------------------
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------


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14

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                         Report of Independent Auditors


Shareholders and Board of Trustees
TD Waterhouse Dow 30 Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TD Waterhouse Dow 30 Fund (a portfolio of TD Waterhouse Trust) as of October 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from March 31, 1998 (commencement of operations) to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TD Waterhouse Dow 30 Fund at October 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 31, 1998 to October 31, 1998, in conformity with generally accepted accounting principles.

                                       /s/Ernst & Young LLP

New York, New York
December 2, 1999

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